LONG TERM LOAN	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
LONG TERM LOAN	NOTE 7 – LONG TERM LOAN As at September 30, 2023, the Company has only related party long term loan, which is discussed in Note 9 under Related Parties Line of Credit.	NOTE 7 – LONG TERM LOAN As at December 31, 2022, the Company has only related party long term loan, which is discussed in Note 9 under Related Parties Line of Credit.